LOANS (Schedule of Outstanding Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accounts Notes and Loans Receivable [Line Items]
Total	$ 177,539	$ 182,086
Less: Net deferred loan fees	74	84
Allowance for loan losses	1,989	2,004
Loans, net of allowance, Total	175,476	179,998
One to Four Family [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	132,462	141,307
Real Estate Multi Family [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	1,020	985
Commercial Real Estate [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	16,763	16,333
Construction and Land [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	3,840	3,095
Commercial And Industrial [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	5,509	4,895
Home Equity Line of Credit [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	5,872	5,911
Consumer Motor Vehicle [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	9,015	6,968
Other [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	3,058	2,592
Real Estate [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	154,085	161,720
Less: Net deferred loan fees		1,824
Allowance for loan losses	1,938	1,824
Consumer [Member]
Accounts Notes and Loans Receivable [Line Items]
Total	17,945	15,471
Less: Net deferred loan fees		133
Allowance for loan losses	$ 43	$ 133